Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses	$ 26,229	$ 20,821	$ 14,079
Other current assets	21,894	36,237	28,033
Prepaid expenses and other current assets	$ 48,123	$ 57,058	$ 42,112